Other Real Estate and Repossessed Assets Acquired in Settlement of Loans - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of real estate and other assets acquired in settlement of loans
Repossessed assets	$ 0	$ 5
Total	16,693	16,403	$ 17,291
Less valuation allowance for other real estate owned	(3,002)	(3,221)	$ (3,129)	$ (3,233)
Total other real estate and repossessed assets	13,691	13,182
Commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	1,168	727
Residential real estate | Construction
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	179	0
Residential real estate | Mortgages
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	336	382
Commercial real estate | Construction
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	12,101	12,380
Commercial real estate | Mortgages
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	$ 2,909	$ 2,909